RELATED PARTY TRANSACTIONS (Details Narrative)						3 Months Ended		12 Months Ended
	Sep. 13, 2023 USD ($)	May 01, 2023 USD ($)	Nov. 23, 2021 USD ($) $ / shares shares	Nov. 23, 2021 USD ($) $ / shares shares	Apr. 20, 2021 USD ($)	Mar. 31, 2024 USD ($) Integer $ / shares shares	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) Integer $ / shares shares	Dec. 31, 2022 USD ($) shares		Mar. 06, 2024 USD ($)	Feb. 16, 2024 $ / shares	Aug. 23, 2023 USD ($)	Aug. 18, 2023 $ / shares	Feb. 13, 2023 $ / shares	Sep. 12, 2022 USD ($)	Mar. 11, 2022 USD ($)	Sep. 14, 2018 USD ($)
Debt principal amount											$ 500,000
Interest rate						50.00%		50.00%
Proceeds from note payable related party								$ 325,000
Debt conversion, converted instrument, amount	$ 1.00	$ 1.00
Warrants exercise per share | $ / shares			$ 11.50	$ 11.50		$ 0.01		$ 0.01
Debt instrument, issued, principal	$ 400,000	$ 150,000
Unborrowed working Capital Loans								$ 325,000
Promissory note seamless note						$ 241,706
Working capital						$ 4,875,044		$ 4,516,047
Deposits													$ 1,740,000
Seamless Group Inc. [Member]
Common stock, shares, issued | shares						58,030,000		58,030,000	58,030,000
Common stock value issued						$ 58,030		$ 58,030	$ 58,030	[1]
Debt principal amount																		$ 7,500,000
Debt conversion, converted instrument, amount
Revenue						13,104,123	$ 13,872,595	53,255,361	55,500,917
Litigation settlement						177,800,000	156,900,000	594,400,000	253,300,000
Interest paid								1,819,174	1,351,939	[2]
Other receivables						24,000,000		26,000,000
Subsequent Event [Member]
Debt principal amount											$ 500,000
Administrative Service Agreement [Member]
Payment for Administrative Fees						10,000		10,000
Administrative services fee						30,000	30,000	120,000	120,000
Reimbursed cost						6,000	24,970	88,395	167,618
Related Party [Member] | Seamless Group Inc. [Member]
Due to related party						83,168,572		86,488,519	83,757,317
Other receivables						6,052,844		7,287,376	4,483,228
Ripple Labs Singapore Pte. Ltd [Member] | Seamless Group Inc. [Member]
Working capital																	$ 50,000,000
Line of credit																$ 5,000,000
Tranglo [Member] | Seamless Group Inc. [Member]
Deposits						2,400,000		2,000,000.0	3,300,000
Revenue						300,000	700,000	1,800,000	2,600,000
Tranglo [Member] | Seamless Group Inc. [Member] | Maximum [Member]
Deposits						50,000,000.0		50,000,000.0
GEA Limited [Member] | Seamless Group Inc. [Member]
Deposits								2,500,000	2,500,000
Related party transaction amounts of transaction							104,200,000	104,200,000	485,300,000
Ripple Solution [Member] | Seamless Group Inc. [Member]
Due to related party						177,800,000	261,100,000	698,600,000	738,600,000
Related party transaction amounts of transaction						79,300,000	230,000,000.0	475,300,000	721,100,000
Ripple [Member] | Seamless Group Inc. [Member]
Interest paid						$ 151,563	$ 100,377	$ 812,473	191,245
IPO [Member]
Sale of stock price per share | $ / shares			$ 10.15	$ 10.15		$ 10.15		$ 10.15
Proceeds from offering			$ 202,998,782
IPO [Member] | Promissory Note [Member]
Proceeds from offering					$ 696,875
Proceeds from note payable related party					$ 338,038
Debt maturity date					Dec. 10, 2021
IPO [Member] | Sponsor [Member] | Promissory Note [Member]
Debt principal amount					$ 400,000
Interest rate					0.01%
IPO [Member] | Related Party [Member]
Due to related party								$ 0	$ 0
Affiliate Sponsor [Member]
Debt conversion, converted instrument, amount						$ 1,500,000		$ 1,500,000
Affiliate Sponsor [Member] | Private Placement [Member]
Warrants exercise per share | $ / shares						$ 1.00		$ 1.00
Common Class B [Member]
Common stock, shares, issued | shares						5,833,083		5,833,083	5,833,083
Common stock value issued						$ 583		$ 583	$ 583
Number of shares issued | shares			99,999	99,999
Percentage of initial public offering								22.58%	22.58%
Number of shares issued, value			$ 268,617	$ 268,617
Offering cost			2.87%	2.87%
Stock issuance, cost			$ 9,351,106
Common Class B [Member] | Sponsor [Member]
Common stock value issued								$ 25,100	$ 25,100
Number of shares issued | shares								5,733,084	5,733,084
Common Class B [Member] | EF Hutton [Member]
Number of shares issued | shares						69,999		69,999	69,999
Common Class B [Member] | Jones Trading [Member]
Number of shares issued | shares						30,000		30,000	30,000
Common Class A [Member]
Common stock, shares, issued | shares						0		0	0
Common stock value issued
Sale of stock price per share | $ / shares						$ 12.00		$ 12.00				$ 11.36		$ 10.94	$ 10.49
Common Class A [Member] | Subsequent Event [Member]
Sale of stock price per share | $ / shares												$ 11.36
Common Class A [Member] | IPO [Member]
Number of shares issued | shares			19,999,880
Sale of stock price per share | $ / shares			$ 10.00	$ 10.00
Proceeds from offering			$ 199,998,800
Stock issuance, cost			$ 9,351,106
Common Class A [Member] | Affiliate Sponsor [Member]
Ordinary shares trading days | Integer						20		20

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 – Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.
[2]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 – Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.